Receivables - Summary of Information About Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
(a) Receivables (current)
Trade receivables	$ 1,067	$ 152
Other receivables	381	123
Loans receivable	76	75
Lease receivables	35	18
Interest receivable	19
Total	1,578	368
(b) Receivables (non-current)
Other receivables	75
Loans receivable	724	627
Lease receivables	46	26
Defined benefit plan asset		33
Total	$ 845	$ 686